SHAREHOLDERS' EQUITY AND EARNINGS PER SHARE 5 (Details)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units [Member]
Schedule Of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage minimum	0.00%
Contractual vesting percentage maximum	150.00%
Shares excluded from potential dilutive shares	7,673
Restricted Stock Awards [Member]
Schedule Of Performance Based Restricted Shares [Line Items]
Contractual vesting percentage maximum	100.00%
Shares excluded from potential dilutive shares	1,934